Financial Instruments - Disclosure of Net Assets and Liabilities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 19, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash	$ 34,751		$ 30,708		$ 43,129
Derivative assets	200		1,670
Accounts payable and accrued liabilities	(47,319)		(48,295)
Secured notes payable	(378,869)	$ (299.9)	(408,144)	$ (309.9)
Currency denominated by Canadian dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	31,682		16,837
Derivative assets	200		1,670
Accounts payable and accrued liabilities	(3,346)		(2,248)
Derivative liabilities	0		(653)
Secured notes payable	(389,262)		(422,262)
Total	$ (360,726)		$ (406,656)